Acquisitions - Additional Information (Details) - USD ($) $ in Thousands	Jul. 02, 2025	Mar. 03, 2025	Sep. 03, 2024
Additional information
Acquisition related costs	$ 50	$ 30	$ 30
Daqing Knutsen
Additional information
Purchase price	95,000
Outstanding indebtedness	70,500
Certain capitalized financing fees	300
Customary working capital purchase price adjustments	$ 3,300
Live Knutsen
Additional information
Purchase price		100,000
Outstanding indebtedness		73,400
Certain capitalized financing fees		300
Customary working capital purchase price adjustments		$ 800
Tuva Knutsen
Additional information
Purchase price			97,500
Outstanding indebtedness			69,000
Certain capitalized financing fees			400
Customary working capital purchase price adjustments			$ 2,700